RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2024
Right Of Use Assets
RIGHT OF USE ASSETS

10. RIGHT OF USE ASSETS

Total
Cost
Balance at 2022	$683,117
Additions	740,355
Balance at December 31, 2023	$1,423,472
Foreign exchange	31,567
Balance at December 31, 2024	$1,455,039

Accumulated depreciation
Balance at December 31, 2022	$338,371
Charge for the year	363,086
Foreign exchange	328
Balance at December 31, 2023	$701,785
Charge for the year	356,841
Foreign exchange	24,069
Balance at December 31, 2024	$1,082,695

Net book value:
December 31, 2023	$721,687
December 31, 2024	$372,344

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

10. RIGHT OF USE ASSETS (CONT’D)

The consolidated statement of financial position shows the following amounts related to leases:

	December 31, 2024	December 31, 2023
Buildings	$372,344	$721,687

Additions to the right of the assets during the 2024 financial year were $nil (2023 - $740,355).